CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jul. 01, 2011	$ 265,868,275	$ 54,693	$ 140,373,585	$ 23,061,779	$ 74,741,788	$ 26,825,812	$ 265,057,657	$ 810,618
Balance (in shares) at Jul. 01, 2011		54,692,129
Share based compensation	1,139,368	0	1,139,368	0	0	0	1,139,368	0
Issuance of ordinary shares upon exercise of options	672,000	300	671,700	0	0	0	672,000	0
Issuance of ordinary shares upon exercise of options (in shares)		300,000
Acquisition of a subsidiary	9,121,499	1,006	9,120,493	0	0	0	9,121,499	0
Acquisition of a subsidiary (in shares)		1,006,788
Net income for the year	56,573,747	0	0	0	56,221,847	0	56,221,847	351,900
Appropriations to statutory reserves	0	0	0	29,293	(29,293)	0	0	0
Translation adjustments	5,910,090	0	0	0	0	5,888,744	5,888,744	21,346
Balance at Jun. 30, 2012	339,284,979	55,999	151,305,146	23,091,072	130,934,342	32,714,556	338,101,115	1,183,864
Balance (in shares) at Jun. 30, 2012		55,998,917
Share based compensation	1,599,496	0	1,599,496	0	0	0	1,599,496	0
Issuance of ordinary shares upon exercise of options	967,200	138	967,062	0	0	0	967,200	0
Issuance of ordinary shares upon exercise of options (in shares)		138,000
Exercise of share based compensation on restricted shares issued to directors (in shares)		10,000
Exercise of share based compensation on restricted shares issued to directors	0	10	(10)	0	0	0	0	0
Acquisition of a subsidiary	16,908,964	1,408	16,907,556	0	0	0	16,908,964	0
Acquisition of a subsidiary (in shares)		1,407,907
Net income for the year	52,520,883	0	0	0	51,994,402	0	51,994,402	526,481
Appropriations to statutory reserves	0	0	0	55,599	(55,599)	0	0	0
Translation adjustments	4,193,473	0	0	0	0	4,157,111	4,157,111	36,362
Balance at Jun. 30, 2013	415,474,995	57,555	170,779,250	23,146,671	182,873,145	36,871,667	413,728,288	1,746,707
Balance (in shares) at Jun. 30, 2013		57,554,824
Share based compensation	2,986,192	0	2,986,192	0	0	0	2,986,192	0
Net income for the year	71,450,640	0	0	0	69,619,583	0	69,619,583	1,831,057
Appropriations to statutory reserves	0	0	0	142,107	(142,107)	0	0	0
Translation adjustments	2,146,051	0	0	0	0	2,140,484	2,140,484	5,567
Balance at Jun. 30, 2014	$ 492,057,878	$ 57,555	$ 173,765,442	$ 23,288,778	$ 252,350,621	$ 39,012,151	$ 488,474,547	$ 3,583,331
Balance (in shares) at Jun. 30, 2014		57,554,824